Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,025,430
Previously Paid Amount	0.00
Total Fee Amount	1,108.31
Total Offset Amount	0.00
Net Fee	1,108.31
Narrative - Max Aggregate Offering Price	$ 8,025,430
Final Prospectus	true